Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 AUD ($) g	Dec. 31, 2021	Dec. 31, 2022 USD ($)
Derivative Financial Instruments (Details) [Line Items]
Amount of subscription agreements (in Dollars)			$ 5.5
Amount of subscription agreements (in Dollars)	$ 8,125,094
Conversion price percentages (in Grams) | g	25
Weighted average price percentage	90.00%
Weighted expected term period		2 years
Discount rate percentage		3.51%
Dividend yield percentage	0.00%
Bottom of range [member]
Derivative Financial Instruments (Details) [Line Items]
Volatility price percentage		90.80%
Top of range [member]
Derivative Financial Instruments (Details) [Line Items]
Volatility price percentage		72.80%